Summary of inputs used to calculate fair value of options (Details) - 2016 Stock Option and Incentive Plan [member]	12 Months Ended
Mar. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of ordinary share at the measurement date	$ 1.96
Risk free interest rate, share options granted	0.44%
Expected volatility, share options granted	74.58%
Expected Life, Share Options	5 years 21 days
Dividend Yield	0.00%